Related parties - Key managerial person expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties.
Shortterm employee benefits	$ 19,980	$ 25,537	$ 13,671
Postemployment benefits	1,723	105	105
Total key management personnel compensation excluding share-based payments	21,703	25,642	13,776
Share-based payments	5,380	9,795	6,029
Total	$ 27,083	$ 35,437	$ 19,805